Balance Sheets (USD $)	Nov. 30, 2014	Aug. 31, 2014	Aug. 31, 2013
Current Assets
Investment	$ 632,447	$ 1,351,587
Cash	40,356	2,524	519
Total Current Assets	672,803	1,354,111	519
Total Assets (all current)	672,803	1,354,111	519
Current Liabilities
Accounts payable and accrued expenses	44,763	42,922	63,344
Accounts payable and accrued expenses related parties (Notes (b))		45,523	163,643
Loans and borrowings, related party		35,000
Loans and borrowings			336,987
Total Liabilities (all current)	44,763	123,445	336,987
Stockholders' Equity (Deficiency)
Common stock Authorized: 2,000,000,000 common shares with par value of $0.001 each Issued and outstanding: 1,416,136,507 (August 31, 2014: 1,416,136,507) common shares	1,416,136	1,416,136	118,261
Additional paid-in capital	13,131,129	13,131,129	13,080,699
Donated capital	77,627	77,627	77,627
Accumulated deficit during the exploration stage	(13,996,852)	(13,394,226)	13,613,055
Stockholders' equity (deficiency)		1,230,666	(336,468)
Total liabilities and stockholders' equity (deficiency)	$ 672,803	$ 1,354,111	$ 519